Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Information About Investees [Line Items]
Bad debt expenses	$ 1,373	$ 652	$ 747
Total assets	1,563,637	1,354,522
Equity	772,922	723,842	705,279	$ 692,300
Liabilities	59,645	56,702
Revenue	1,355,139	1,108,621	973,194
Pretax income	52,811	77,263	66,338
Net income	39,440	56,100	50,354
Total expense of employee benefit liabilities	$ 16,634	14,470	13,555
Percentage of decline in fair value of financial assets	20.00%
Revenues from training services, terms	3 months
Computer software [member]
Disclosure Of Information About Investees [Line Items]
Useful life of intangible assets, years	5-7 years
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2017 there was just one financial institution holding more than 5% of Matrix's voting power (9.92% of votes). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last three years from 2014 to 2017, Matrix's general meetings were attended by shareholders representing not more than 82% of total voting rights (including the Company's share power and bearing in mind that the Company presently holds approximately 49.50% of total voting power). This means that the level of activity of Matrix's other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 99.0% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Matrix's board of directors is composed of 6 members, 4 of whom are independent directors. For the last 3 years (i.e 2014-2017), the Company has consistently reappointed the same members of the board of directors.
Company's shares interest below percentage	50.00%
Revenue		662,590	586,582
Magic [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2017 there were just three financial institutions holding more than 5% of Magic's voting power (each representing 6.41%, 5.12% and 5.0% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2013 to 2017, Magic's general meetings were attended by shareholders representing not more than 77% of total voting rights (including the Company's share power and bearing in mind that the Company presently holds approximately 47.12% of total voting power). This means that the level of activity of Magic's other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 94.3% in order to deprive the Company of an absolute majority of votes at the general meeting
Description of governing bodies	Magic's board of directors is composed of 5 members, 3 of whom are independent directors. In recent years, the Company has consistently reappointed the same members of the board of directors.
Revenue		201,646	176,030
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, just two financial institutions held more than 5% of the voting rights at the general meeting (each representing 5.0% and 5.1% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2013 to 2017, the Sapiens' general meetings were attended by shareholders representing in total between 70% and 79.3% of total voting power (including the Company's share power and bearing in mind that the Company presently holds approximately 48.14% of total voting rights). This means that the level of activity of Sapiens' other shareholders is relatively moderate or low. As of December 31, 2017, the attendance from shareholders would have to be higher than 96.3% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Sapiens' board of directors is composed of 7 members, 4 of whom are independent directors. For the last 7 years, the Company has consistently reappointed the same members of the board of directors.
Company's shares interest below percentage	50.00%
Revenue		216,190	185,123
Insync [Member]
Disclosure Of Information About Investees [Line Items]
Revenue		$ 34,323	29,919
Insseco [Member]
Disclosure Of Information About Investees [Line Items]
Total assets				4,387
Equity				2,097
Liabilities				$ 2,097
Revenue			10,516
Pretax income			1,324
Net income			$ 1,165